Meridian Small Cap Growth Fund
Schedule of Investments
September 30, 2019 (Unaudited)
	Shares	Value
Common Stocks - 87.2%
Communication Services - 3.2%
Entertainment - 1.3%
Cinemark Holdings, Inc. [1]	543,880	$ 21,015,523
Interactive Media & Services - 0.6%
Eventbrite, Inc. Class A [1,2]	493,461	8,739,195
Media - 1.3%
National CineMedia, Inc. [1]	1,276,220	10,465,004
TechTarget, Inc. [2]	457,442	10,303,881
		20,768,885
Total Communication Services		50,523,603
Consumer Discretionary - 13.8%
Auto Components - 0.6%
Cooper-Standard Holdings, Inc. [2]	187,453	7,663,079
Fox Factory Holding Corp. [2]	25,473	1,585,439
		9,248,518
Diversified Consumer Services - 1.3%
Grand Canyon Education, Inc. [2]	211,217	20,741,510
Hotels, Restaurants & Leisure - 2.2%
Chuy's Holdings, Inc. [1,2]	458,040	11,341,071
Playa Hotels & Resorts, N.V. [2]	954,763	7,475,794
PlayAGS, Inc. [2]	1,551,518	15,949,605
		34,766,470
Internet & Direct Marketing Retail - 1.3%
Shutterstock, Inc. [1,2]	558,588	20,176,199
Leisure Products - 1.1%
Clarus Corp.	946,470	11,097,361
Malibu Boats, Inc. Class A [2]	194,083	5,954,466
		17,051,827
Specialty Retail - 2.4%
Sally Beauty Holdings, Inc. [1,2]	2,456,834	36,582,258
Textiles, Apparel & Luxury Goods - 4.9%
Carter's, Inc. [1]	228,340	20,826,891
Skechers U.S.A., Inc. Class A [2]	1,123,813	41,974,416
Wolverine World Wide, Inc. [1]	462,155	13,060,500
		75,861,807
Total Consumer Discretionary		214,428,589
Consumer Staples - 0.7%
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. [1,2]	424,960	10,993,715
Total Consumer Staples		10,993,715
	Shares	Value
Energy - 0.6%
Energy Equipment & Services - 0.3%
NCS Multistage Holdings, Inc. [1,2]	1,357,807	$ 2,715,614
RigNet, Inc. [2]	355,490	2,755,048
		5,470,662
Oil, Gas & Consumable Fuels - 0.3%
Evolution Petroleum Corp.	751,575	4,389,198
Total Energy		9,859,860
Financials - 3.1%
Capital Markets - 3.1%
GS Acquisition Holdings Corp. [1,2]	1,850,539	19,708,240
PennantPark Investment Corp.	1,357,028	8,508,566
TPG Pace Holdings Corp. Class A [2]	851,989	8,758,447
WisdomTree Investments, Inc. [1]	2,171,793	11,347,618
Total Financials		48,322,871
Health Care - 19.7%
Biotechnology - 7.3%
Albireo Pharma, Inc. [1,2]	336,876	6,737,520
Argenx SE ADR (Netherlands) [1,2]	73,977	8,430,419
Atreca, Inc. Class A [2]	103,241	1,263,670
CareDx, Inc. [2]	333,579	7,542,221
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0 [2,3,4]	17,318	210,414
DBV Technologies SA ADR (France) [1,2]	636,759	5,476,127
Deciphera Pharmaceuticals, Inc. [2]	176,873	6,003,070
Heron Therapeutics, Inc. [1,2]	560,789	10,374,596
Immunomedics, Inc. [1,2]	626,179	8,303,134
Kiniksa Pharmaceuticals Ltd. Class A [1,2]	716,692	6,099,049
Kodiak Sciences, Inc. [2]	801,082	11,519,559
Mersana Therapeutics, Inc. [2]	209,924	331,680
Orchard Therapeutics Ltd. Acquisition Date: 8/2/18, Cost $2,095,943 [2,4]	194,818	2,314,438
Orchard Therapeutics Plc ADR (United Kingdom) [2]	293,701	3,489,168
Rhythm Pharmaceuticals, Inc. [1,2]	313,770	6,774,294

Meridian Funds	1	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2019 (Unaudited)
	Shares	Value
SpringWorks Therapeutics, Inc. [2]	225,982	$ 4,899,290
TCR2 Therapeutics, Inc. [1,2]	476,606	7,163,388
Viking Therapeutics, Inc. [1,2]	1,300,255	8,945,754
Xencor, Inc. [1,2]	228,079	7,693,105
		113,570,896
Health Care Equipment & Supplies - 3.8%
Axogen, Inc. [1,2]	766,816	9,569,864
CryoLife, Inc. [2]	438,003	11,891,781
Endologix, Inc. [1,2]	146,581	581,927
Merit Medical Systems, Inc. [2]	603,842	18,393,027
Nevro Corp. [1,2]	95,122	8,177,638
Quidel Corp. [1,2]	180,974	11,102,755
		59,716,992
Health Care Providers & Services - 1.3%
BioTelemetry, Inc. [1,2]	476,622	19,412,814
Health Care Technology - 1.9%
Medidata Solutions, Inc. [2]	194,888	17,832,252
Vocera Communications, Inc. [1,2]	497,089	12,253,244
		30,085,496
Life Sciences Tools & Services - 2.6%
10X Genomics, Inc. Class A [1,2]	42,978	2,166,091
Accelerate Diagnostics, Inc. [1,2]	455,047	8,450,223
Pacific Biosciences of California, Inc. [2]	2,098,993	10,830,804
Syneos Health, Inc. [1,2]	356,043	18,945,048
		40,392,166
Pharmaceuticals - 2.8%
Liquidia Technologies, Inc. [2]	936,724	3,334,738
Prestige Consumer Healthcare, Inc. [1,2]	356,904	12,381,000
Revance Therapeutics, Inc. [1,2]	721,441	9,378,733
WaVe Life Sciences Ltd. [1,2]	419,591	8,614,203
Xeris Pharmaceuticals, Inc. [1,2]	984,793	9,680,515
		43,389,189
Total Health Care		306,567,553
Industrials - 29.8%
Air Freight & Logistics - 1.4%
Echo Global Logistics, Inc. [2]	465,562	10,544,980
Forward Air Corp.	183,192	11,672,994
		22,217,974
Commercial Services & Supplies - 11.8%
ABM Industries, Inc. [1]	720,866	26,181,853
Cimpress, N.V. (Netherlands) [1,2]	170,329	22,456,176
Clean Harbors, Inc. [2]	571,944	44,154,077
	Shares	Value
Heritage-Crystal Clean, Inc. [2]	1,553,190	$ 41,159,535
Hudson Technologies, Inc. [1,2]	2,357,585	1,673,885
Ritchie Bros. Auctioneers, Inc. (Canada)	615,458	24,556,774
SP Plus Corp. [2]	622,881	23,046,597
		183,228,897
Construction & Engineering - 1.1%
Construction Partners, Inc. Class A [2]	1,050,456	16,366,104
Machinery - 4.9%
Graham Corp.	413,502	8,212,150
John Bean Technologies Corp. [1]	209,995	20,879,803
Kennametal, Inc.	498,156	15,313,315
Proto Labs, Inc. [2]	74,411	7,597,363
Tennant Co. [1]	351,653	24,861,867
		76,864,498
Marine - 3.0%
Kirby Corp. [1,2]	290,284	23,849,733
Matson, Inc.	608,547	22,826,598
		46,676,331
Professional Services - 5.1%
Forrester Research, Inc.	335,098	10,770,050
InnerWorkings, Inc. [2]	4,101,440	18,169,379
TriNet Group, Inc. [2]	435,714	27,097,054
TrueBlue, Inc. [2]	1,140,222	24,058,684
		80,095,167
Road & Rail - 1.2%
Heartland Express, Inc.	881,670	18,964,722
Trading Companies & Distributors - 1.3%
MSC Industrial Direct Co., Inc. Class A	272,048	19,731,641
Total Industrials		464,145,334
Information Technology - 15.2%
Electronic Equipment & Instruments - 0.8%
CTS Corp.	370,391	11,985,853
IT Services - 2.9%
Carbonite, Inc. [1,2]	1,491,531	23,103,815
Presidio, Inc.	1,295,049	21,886,328
		44,990,143
Software - 11.0%
2U, Inc. [1,2]	670,907	10,922,366
Actua Corp.	1,117,791	469,472
American Software, Inc. Class A	674,524	10,131,350
Asure Software, Inc. [1,2]	754,674	5,063,863
Benefitfocus, Inc. [2]	681,479	16,226,015
ChannelAdvisor Corp. [2]	632,085	5,897,353

Meridian Funds	2	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2019 (Unaudited)
	Shares	Value
Cornerstone OnDemand, Inc. [2]	224,919	$ 12,330,060
Domo, Inc. Class B [1,2]	495,592	7,919,560
Everbridge, Inc. [1,2]	72,605	4,480,455
LivePerson, Inc. [1,2]	235,527	8,408,314
LogMeIn, Inc.	669,888	47,535,252
Medallia, Inc. [1,2]	88,936	2,439,514
Model N, Inc. [2]	542,455	15,058,551
Ping Identity Holding Corp. [1,2]	236,538	4,080,280
QAD, Inc. Class A	270,559	12,494,415
Tufin Software Technologies, Ltd. (Israel) [1,2]	481,689	7,928,601
		171,385,421
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. [1,2]	971,254	7,915,720
Total Information Technology		236,277,137
Materials - 0.6%
Containers & Packaging - 0.6%
Ranpak Holdings Corp. [1,2]	1,463,357	8,867,943
Total Materials		8,867,943
Real Estate - 0.5%
Equity Real Estate Investment Trusts (REITS) - 0.5%
Jernigan Capital, Inc. [1]	434,424	8,362,662
Total Real Estate		8,362,662
Total Common Stocks - 87.2% (Cost $1,338,684,685)		1,358,349,267
Warrants - 0.3%
Financials - 0.0%
Capital Markets - 0.0%
TPG Pace Holdings Corp.	283,996	451,554
Total Financials		451,554
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Endologix, Inc., Strike Price $6.61, Expires 4/3/29 Acquisition Date: 4/1/19, Cost $4,638,865 [2,3,4]	701,795	4,638,865
Total Health Care		4,638,865
	Shares	Value
Materials - 0.0%
Containers & Packaging - 0.0%
Ranpak Holdings Corp., Strike Price $11.50, Expires 6/3/24 [2]	731,678	$ 548,758
Total Materials		548,758
Total Warrants - 0.3% (Cost $6,014,399)		5,639,177
Preferred Stocks - 4.3%
Consumer Discretionary - 0.3%
Internet & Direct Marketing Retail - 0.3%
Evolve Vacation Rental Network, Inc. Acquisition Date: 6/15/18, Cost $3,999,999 [2,3,4]	470,013	4,469,823
Total Consumer Discretionary		4,469,823
Health Care - 3.0%
Biotechnology - 2.3%
4D Molecular Therapeutics, Inc. Acquisition Date: 8/27/18, Cost $3,999,999 [2,3,4]	229,095	4,515,462
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007 [2,3,4]	1,663,893	3,544,092
Forte Biosciences, Inc. Acquisition Date: 11/27/18, Cost $4,000,000 [2,3,4]	5,571,807	4,401,728
Inhibrx, Inc. Acquisition Date: 10/1/18, Cost $3,999,994 [2,3,4]	573,065	5,100,278
Lyra Therapeutics, Inc. Acquisition Date: 7/30/18, Cost $4,000,000 [2,3,4]	13,333,334	3,733,334
Metacrine, Inc. Acquisition Date: 6/5/18, Cost $2,785,002 [2,3,4]	1,313,680	2,811,275
NexImmune, Inc. (Series A Shares) Acquisition Date: 12/28/17, Cost $3,000,000 [2,3,4]	10,166,045	3,581,498
NexImmune, Inc. (Series A-2 Shares) Acquisition Date: 1/25/19, Cost $1,000,000 [2,3,4]	2,838,489	1,000,000

Meridian Funds	3	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2019 (Unaudited)
	Shares	Value
Precision BioSciences, Inc. Acquisition Date: 5/25/18-3/1/19, Cost $4,225,858 [2,4]	367,167	$ 3,080,531
Talis Biomedical Corp. Acquisition Date: 10/6/17, Cost $4,000,000 [2,3,4]	1,462,202	4,430,472
		36,198,670
Health Care Equipment & Supplies - 0.4%
Beta Bionics, Inc. Acquisition Date: 10/9/18, Cost $3,999,976 [2,3,4]	26,631	4,260,960
Pulmonx Corp. (Series G-1 Shares) Acquisition Date: 4/16/19, Cost $2,750,000 [2,3,4]	2,083,333	2,750,000
		7,010,960
Pharmaceuticals - 0.3%
Oric Pharmaceuticals, Inc. (Series D Shares) Acquisition Date: 6/3/19, Cost $3,999,999 [2,3,4]	1,212,121	3,999,999
Total Health Care		47,209,629
Information Technology - 1.0%
Communications Equipment - 0.5%
Starry, Inc. (Series C Shares) Acquisition Date: 5/14/18, Cost $3,780,000 [2,3,4]	4,099,783	5,862,690
Starry, Inc. (Series D Shares) Acquisition Date: 3/6/19, Cost $1,665,000 [2,3,4]	1,164,336	1,665,000
		7,527,690
Software - 0.5%
DraftKings, Inc. Acquisition Date: 8/17/18, Cost $6,259,800 [2,3,4]	2,455,247	7,242,979
Total Information Technology		14,770,669
Total Preferred Stocks - 4.3% (Cost $60,460,633)		66,450,121
	Shares/ Principal Amount	Value
Short-Term Investments - 3.6%[5]
Repurchase Agreements - 3.6%
Bank of America Securities, Inc., dated 9/30/19, due 10/1/19, 2.30% total to be received $3,882,693 (collateralized by various U.S. Treasury Obligations, 1.13% - 2.25%, 8/31/21 - 11/15/27, totaling $3,960,095)	$ 3,882,445	$ 3,882,445
BNP Paribas S.A., dated 9/30/19, due 10/1/19, 2.37% total to be received $13,122,204 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 2/15/21 - 8/1/49, totaling $13,383,767)	13,121,340	13,121,340
Citigroup Global Markets, Inc., dated 9/30/19, due 10/1/19, 2.32% total to be received $13,122,186 (collateralized by various U.S. Government Sponsored Agency, 2.50% - 9.00%, 6/1/24 - 10/1/49, totaling $13,383,773)	13,121,340	13,121,340
HSBC Securities, Inc., dated 9/30/19, due 10/1/19, 2.36% total to be received $13,122,200 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 2.50%, 1/30/20 - 5/15/46, totaling $13,383,767)	13,121,340	13,121,340

Meridian Funds	4	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2019 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities Inc., dated 9/30/19, due 10/1/19, 2.37% total to be received $13,122,204 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 10/15/19 - 9/1/49, totaling $13,383,767)	$ 13,121,340	$ 13,121,340
Total Repurchase Agreements		56,367,805
Total Short-Term Investments - 3.6% (Cost $56,367,805)		56,367,805
Total Investments - 95.4% (Cost $1,461,527,522)		1,486,806,370
Cash and Other Assets, Less Liabilities - 4.6%		71,345,184
Net Assets - 100.0%		$1,558,151,554
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	All or portion of this security is on loan at September 30, 2019. Total value of such securities at period-end amounts to $258,994,840 and represents 16.62% of net assets.
[2]	Non-income producing securities.
[3]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $73,613,838 and represents 4.72% of net assets.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	5	www.meridianfund.com